Quarterly Holdings Report
for
Fidelity® Enhanced Large Cap Value ETF
September 30, 2024
LGV-NPRT1-1124
1.9910058.101
Common Stocks - 99.0%
	Shares	Value ($)
IRELAND - 0.3%
Information Technology - 0.3%
IT Services - 0.3%
Accenture PLC Class A	18,514	6,544,329
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	39,212	1,028,531
UNITED STATES - 98.6%
Communication Services - 4.2%
Diversified Telecommunication Services - 1.9%
AT&T Inc	921,001	20,262,022
Verizon Communications Inc	371,039	16,663,361
		36,925,383
Entertainment - 1.0%
Netflix Inc (b)	4,437	3,147,031
Playtika Holding Corp	126,576	1,002,482
Walt Disney Co/The	140,173	13,483,241
Warner Bros Discovery Inc (b)	122,648	1,011,846
		18,644,600
Interactive Media & Services - 0.2%
Meta Platforms Inc Class A	7,466	4,273,837
Media - 1.0%
Comcast Corp Class A	475,982	19,881,768
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	8,019	1,654,801
TOTAL COMMUNICATION SERVICES		81,380,389

Consumer Discretionary - 6.3%
Automobile Components - 0.0%
BorgWarner Inc	92	3,338
Automobiles - 0.3%
Ford Motor Co	586,532	6,193,778
Broadline Retail - 0.1%
eBay Inc	26,123	1,700,869
Macy's Inc	19,302	302,848
		2,003,717
Distributors - 0.0%
Genuine Parts Co	88	12,292
Diversified Consumer Services - 0.3%
ADT Inc (c)	576,998	4,171,696
Frontdoor Inc (b)	2,433	116,759
H&R Block Inc	9,143	581,038
		4,869,493
Hotels, Restaurants & Leisure - 1.4%
Boyd Gaming Corp	19,902	1,286,664
Carnival Corp (b)	30,063	555,564
Chipotle Mexican Grill Inc	23,315	1,343,410
Churchill Downs Inc	11,572	1,564,650
DoorDash Inc Class A (b)	8,895	1,269,583
International Game Technology PLC	448,770	9,558,802
Light & Wonder Inc Class A (b)	36,316	3,294,951
McDonald's Corp	18,889	5,751,890
MGM Resorts International (b)	79,824	3,120,320
Norwegian Cruise Line Holdings Ltd (b)	8,834	181,185
Travel + Leisure Co	2,238	103,127
		28,030,146
Household Durables - 1.5%
DR Horton Inc	8,447	1,611,434
Garmin Ltd	8,473	1,491,502
Leggett & Platt Inc	160,188	2,181,761
Lennar Corp Class A	30,328	5,685,894
Lennar Corp Class B (c)	1,240	214,446
M/I Homes Inc (b)	13,520	2,316,787
Newell Brands Inc	21,588	165,796
Taylor Morrison Home Corp (b)	53,167	3,735,513
Toll Brothers Inc	36,523	5,642,438
TopBuild Corp (b)	1,458	593,129
Tri Pointe Homes Inc (b)	127,794	5,790,346
		29,429,046
Specialty Retail - 2.6%
Abercrombie & Fitch Co Class A (b)	39,325	5,501,568
Bath & Body Works Inc	36,620	1,168,910
Best Buy Co Inc	32,626	3,370,266
Carvana Co Class A (b)	66,226	11,530,609
Gap Inc/The (c)	231,196	5,097,872
Home Depot Inc/The	21,950	8,894,140
Lithia Motors Inc Class A	12,019	3,817,715
Lowe's Cos Inc	5,414	1,466,382
Petco Health & Wellness Co Inc Class A (b)	122,432	557,066
Ross Stores Inc	15,518	2,335,614
TJX Cos Inc/The	47,171	5,544,479
		49,284,621
Textiles, Apparel & Luxury Goods - 0.1%
Kontoor Brands Inc	6,053	495,014
Tapestry Inc	34,006	1,597,602
		2,092,616
TOTAL CONSUMER DISCRETIONARY		121,919,047

Consumer Staples - 8.0%
Beverages - 1.0%
Boston Beer Co Inc/The Class A (b)	9,544	2,759,552
Coca-Cola Co/The	132,048	9,488,969
Keurig Dr Pepper Inc	99,081	3,713,556
Molson Coors Beverage Co Class B	47,959	2,758,602
		18,720,679
Consumer Staples Distribution & Retail - 2.6%
Kroger Co/The	105,115	6,023,090
Target Corp	33,177	5,170,967
US Foods Holding Corp (b)	58,018	3,568,106
Walmart Inc	437,714	35,345,406
		50,107,569
Food Products - 0.6%
Archer-Daniels-Midland Co	39,938	2,385,896
General Mills Inc	17,040	1,258,404
Ingredion Inc	5,405	742,809
Kraft Heinz Co/The	121,160	4,253,928
McCormick & Co Inc/MD	26,586	2,188,028
Mondelez International Inc	19,857	1,462,865
Post Holdings Inc (b)	380	43,985
		12,335,915
Household Products - 2.3%
Clorox Co/The	20,518	3,342,587
Colgate-Palmolive Co	115,909	12,032,513
Kimberly-Clark Corp	27,937	3,974,876
Procter & Gamble Co/The	144,897	25,096,161
		44,446,137
Tobacco - 1.5%
Altria Group Inc	98,667	5,035,964
Philip Morris International Inc	197,178	23,937,409
		28,973,373
TOTAL CONSUMER STAPLES		154,583,673

Energy - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Antero Midstream Corp	249,099	3,748,940
California Resources Corp	36,401	1,909,960
Chevron Corp	65,770	9,685,948
ConocoPhillips	97,965	10,313,756
Coterra Energy Inc	36,815	881,719
Devon Energy Corp	71,204	2,785,500
Diamondback Energy Inc	16,310	2,811,844
EOG Resources Inc	68,065	8,367,230
Exxon Mobil Corp	392,565	46,016,470
Kinder Morgan Inc	169,779	3,750,418
Matador Resources Co (c)	55,196	2,727,786
Murphy Oil Corp	4,740	159,928
Targa Resources Corp	56,709	8,393,499
Valero Energy Corp	562	75,887
		101,628,885
Financials - 21.4%
Banks - 5.9%
Bank of America Corp	754,848	29,952,369
Citigroup Inc	28,375	1,776,275
Citizens Financial Group Inc	92,865	3,813,966
Commerce Bancshares Inc/MO	31,941	1,897,295
Hancock Whitney Corp	92	4,708
JPMorgan Chase & Co	252,890	53,324,386
KeyCorp	182,985	3,064,999
PNC Financial Services Group Inc/The	30,884	5,708,907
TFS Financial Corp	15	193
Truist Financial Corp	102,139	4,368,485
United Bankshares Inc/WV	2	74
Wells Fargo & Co	174,203	9,840,727
		113,752,384
Capital Markets - 4.7%
Affiliated Managers Group Inc	717	127,483
Bank of New York Mellon Corp/The	160,534	11,535,973
BlackRock Inc	10,589	10,054,361
Charles Schwab Corp/The	148,677	9,635,756
CME Group Inc Class A	49,943	11,019,923
Federated Hermes Inc Class B	23,626	868,728
Goldman Sachs Group Inc/The	11,534	5,710,599
Intercontinental Exchange Inc	23,319	3,745,964
Morgan Stanley	65,795	6,858,471
Nasdaq Inc	24,967	1,822,841
Raymond James Financial Inc	28,234	3,457,536
Robinhood Markets Inc Class A (b)	186,821	4,375,348
S&P Global Inc	28,902	14,931,351
SEI Investments Co	79,192	5,479,294
State Street Corp	13,816	1,222,302
		90,845,930
Consumer Finance - 0.5%
American Express Co	13,836	3,752,323
Capital One Financial Corp	51,226	7,670,070
Discover Financial Services	5,298	743,256
		12,165,649
Financial Services - 5.7%
Berkshire Hathaway Inc Class B (b)	159,931	73,609,842
Block Inc Class A (b)	170,070	11,416,799
Enact Holdings Inc	23,304	846,633
Euronet Worldwide Inc (b)	9,572	949,830
Jackson Financial Inc	38,013	3,467,926
Mastercard Inc Class A	10,747	5,306,869
PayPal Holdings Inc (b)	185,659	14,486,972
		110,084,871
Insurance - 4.6%
Allstate Corp/The	33,861	6,421,739
American Financial Group Inc/OH	18,646	2,509,752
Aon PLC	31,106	10,762,365
Assurant Inc	21,875	4,350,063
Axis Capital Holdings Ltd (c)	15,949	1,269,699
Cincinnati Financial Corp	36,622	4,984,987
CNO Financial Group Inc	44,540	1,563,353
Globe Life Inc	46,843	4,961,142
Hartford Financial Services Group Inc/The	15,139	1,780,498
Loews Corp	81,964	6,479,254
Marsh & McLennan Cos Inc	34,224	7,635,032
MetLife Inc	71,149	5,868,370
Progressive Corp/The	27,850	7,067,216
Prudential Financial Inc	69,838	8,457,382
Reinsurance Group of America Inc	2,573	560,579
Travelers Cos Inc/The	12,740	2,982,689
Unum Group	104,938	6,237,515
Willis Towers Watson PLC	16,304	4,802,017
		88,693,652
TOTAL FINANCIALS		415,542,486

Health Care - 16.3%
Biotechnology - 3.1%
Abbvie Inc	72,900	14,396,292
Alkermes PLC (b)	71,111	1,990,397
Amgen Inc	10,708	3,450,225
Biogen Inc (b)	38,488	7,460,514
BioMarin Pharmaceutical Inc (b)	37,029	2,602,768
Exelixis Inc (b)	163,839	4,251,622
Gilead Sciences Inc	220,238	18,464,754
Incyte Corp (b)	58,246	3,850,061
Neurocrine Biosciences Inc (b)	6,219	716,553
United Therapeutics Corp (b)	3,745	1,342,021
Vertex Pharmaceuticals Inc (b)	4,042	1,879,853
		60,405,060
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	137,915	15,723,689
Baxter International Inc	58,725	2,229,788
Becton Dickinson & Co	44,328	10,687,481
Boston Scientific Corp (b)	42,316	3,546,081
Edwards Lifesciences Corp (b)	45,622	3,010,596
GE HealthCare Technologies Inc	37,714	3,539,459
Insulet Corp (b)	4	930
Medtronic PLC	90,434	8,141,773
Solventum Corp	34,441	2,401,227
Stryker Corp	13,213	4,773,328
Teleflex Inc	2,978	736,519
Zimmer Biomet Holdings Inc	7,964	859,714
		55,650,585
Health Care Providers & Services - 4.4%
Cardinal Health Inc	27,493	3,038,526
Centene Corp (b)	77,487	5,833,221
Chemed Corp	1,494	897,849
Cigna Group/The	37,296	12,920,826
CVS Health Corp	105,315	6,622,207
Elevance Health Inc	31,674	16,470,481
Labcorp Holdings Inc	6,739	1,506,032
McKesson Corp	8	3,955
Quest Diagnostics Inc	1,470	228,218
UnitedHealth Group Inc	59,704	34,907,736
Universal Health Services Inc Class B	9,544	2,185,671
		84,614,722
Health Care Technology - 0.3%
Teladoc Health Inc (b)	45,828	420,701
Veeva Systems Inc Class A (b)	31,520	6,615,102
		7,035,803
Life Sciences Tools & Services - 2.3%
Agilent Technologies Inc	13,571	2,015,021
Bruker Corp	30,260	2,089,755
Danaher Corp	14,587	4,055,478
Illumina Inc (b)	50,738	6,616,743
IQVIA Holdings Inc (b)	17,637	4,179,440
Medpace Holdings Inc (b)	11,957	3,991,247
QIAGEN NV (United States) (c)	50,086	2,282,419
Thermo Fisher Scientific Inc	33,608	20,788,901
		46,019,004
Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co	313,715	16,231,614
Elanco Animal Health Inc (b)	85,557	1,256,832
Jazz Pharmaceuticals PLC (b)	2,483	276,631
Johnson & Johnson	149,293	24,194,424
Organon & Co	31,208	597,009
Pfizer Inc	721,061	20,867,505
		63,424,015
TOTAL HEALTH CARE		317,149,189

Industrials - 16.2%
Aerospace & Defense - 4.2%
Curtiss-Wright Corp	3,024	993,959
GE Aerospace	118,258	22,301,094
General Dynamics Corp	10,066	3,041,945
Hexcel Corp	9,565	591,403
Howmet Aerospace Inc	5,978	599,295
L3Harris Technologies Inc	33,364	7,936,295
Lockheed Martin Corp	19,294	11,278,501
Northrop Grumman Corp	19,972	10,546,614
RTX Corp	116,964	14,171,358
Textron Inc	109,848	9,730,336
TransDigm Group Inc	104	148,421
		81,339,221
Air Freight & Logistics - 0.0%
FedEx Corp	40	10,947
Building Products - 1.4%
A O Smith Corp	29,557	2,655,105
Allegion plc	50,124	7,305,072
Carlisle Cos Inc	10,490	4,717,878
Johnson Controls International plc	6,429	498,954
Owens Corning	22,344	3,944,163
Trane Technologies PLC	18,924	7,356,327
		26,477,499
Commercial Services & Supplies - 1.6%
Cintas Corp	49,403	10,171,090
MSA Safety Inc	6,534	1,158,740
Republic Services Inc	62,655	12,583,630
Tetra Tech Inc	44	2,075
Veralto Corp	8,448	944,993
Vestis Corp	92,070	1,371,843
Waste Management Inc	20,314	4,217,186
		30,449,557
Construction & Engineering - 0.2%
Arcosa Inc	10,196	966,173
Valmont Industries Inc	10,021	2,905,589
		3,871,762
Electrical Equipment - 1.4%
AMETEK Inc	17,241	2,960,452
Eaton Corp PLC	42,308	14,022,564
Emerson Electric Co	24,576	2,687,877
EnerSys	22,493	2,295,411
GE Vernova Inc	17,322	4,416,764
nVent Electric PLC	17,044	1,197,510
		27,580,578
Ground Transportation - 1.7%
CSX Corp	203,988	7,043,705
Norfolk Southern Corp	43,542	10,820,187
Union Pacific Corp	64,272	15,841,763
		33,705,655
Industrial Conglomerates - 0.9%
3M Co	92,068	12,585,696
Honeywell International Inc	25,881	5,349,861
		17,935,557
Machinery - 2.7%
Caterpillar Inc	26,595	10,401,836
CNH Industrial NV Class A	42,981	477,089
Cummins Inc	19,505	6,315,524
Donaldson Co Inc	84	6,190
Flowserve Corp	83,922	4,337,928
Fortive Corp	18,904	1,492,093
Gates Industrial Corp PLC (b)	70,887	1,244,067
Illinois Tool Works Inc	8,754	2,294,161
ITT Inc	23,739	3,549,218
Oshkosh Corp	30,660	3,072,439
PACCAR Inc	69,869	6,894,673
Parker-Hannifin Corp	3,330	2,103,961
Westinghouse Air Brake Technologies Corp	60,231	10,948,189
		53,137,368
Marine Transportation - 0.1%
Matson Inc	8,826	1,258,764
Passenger Airlines - 0.2%
SkyWest Inc (b)	37,516	3,189,610
Professional Services - 1.8%
Automatic Data Processing Inc	7,000	1,937,110
CACI International Inc (b)	22,771	11,489,336
Leidos Holdings Inc	58,485	9,533,055
SS&C Technologies Holdings Inc	154,940	11,498,097
		34,457,598
Trading Companies & Distributors - 0.0%
Boise Cascade Co	7,212	1,016,748
TOTAL INDUSTRIALS		314,430,864

Information Technology - 9.5%
Communications Equipment - 0.9%
Cisco Systems Inc	304,491	16,205,012
Extreme Networks Inc (b)	38,780	582,863
Motorola Solutions Inc	1,526	686,135
		17,474,010
Electronic Equipment, Instruments & Components - 0.4%
Arrow Electronics Inc (b)(c)	10,756	1,428,719
Avnet Inc	2,399	130,290
Crane NXT Co	17,874	1,002,731
Itron Inc (b)	4,104	438,348
TD SYNNEX Corp	3,871	464,830
Trimble Inc (b)	81,700	5,072,753
		8,537,671
IT Services - 0.8%
International Business Machines Corp	25,997	5,747,417
Kyndryl Holdings Inc (b)	63,941	1,469,364
Okta Inc Class A (b)	6,309	469,011
Twilio Inc Class A (b)	129,262	8,430,468
		16,116,260
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices Inc (b)	18,781	3,081,586
Analog Devices Inc	3,425	788,332
Applied Materials Inc	49,448	9,990,968
Broadcom Inc	23,043	3,974,918
Cirrus Logic Inc (b)	18,705	2,323,348
Intel Corp	686,543	16,106,299
KLA Corp	939	727,171
Micron Technology Inc	89,379	9,269,496
NVIDIA Corp	32,877	3,992,583
Onto Innovation Inc (b)	14,395	2,987,826
Qorvo Inc (b)	16,347	1,688,645
QUALCOMM Inc	52,613	8,946,841
Skyworks Solutions Inc	30,630	3,025,325
Texas Instruments Inc	15,461	3,193,779
		70,097,117
Software - 3.0%
Adobe Inc (b)	14,812	7,669,357
ANSYS Inc (b)	712	226,865
DocuSign Inc (b)	115,638	7,179,963
Dropbox Inc Class A (b)	315,900	8,033,337
MicroStrategy Inc Class A	4,358	734,759
Pegasystems Inc	19,989	1,460,996
Salesforce Inc	48,510	13,277,672
Servicenow Inc (b)	8	7,155
SolarWinds Corp	50,950	664,898
Teradata Corp (b)	177,517	5,385,866
Workday Inc Class A (b)	9,795	2,393,996
Zoom Video Communications Inc Class A (b)	158,987	11,087,753
		58,122,617
Technology Hardware, Storage & Peripherals - 0.7%
Apple Inc	16,898	3,937,234
Dell Technologies Inc Class C	11,415	1,353,134
Hewlett Packard Enterprise Co	194,572	3,980,943
NetApp Inc	19,768	2,441,546
Western Digital Corp (b)	35,897	2,451,406
		14,164,263
TOTAL INFORMATION TECHNOLOGY		184,511,938

Materials - 4.9%
Chemicals - 2.3%
Axalta Coating Systems Ltd (b)	12,675	458,708
DuPont de Nemours Inc	116,361	10,368,929
Ecolab Inc	40,062	10,229,030
International Flavors & Fragrances Inc	13,876	1,456,009
Linde PLC	20,585	9,816,163
PPG Industries Inc	91,791	12,158,636
		44,487,475
Construction Materials - 0.8%
CRH PLC	160,444	14,879,577
Containers & Packaging - 0.8%
Ardagh Metal Packaging SA	55,505	209,254
Berry Global Group Inc	7,029	477,831
Crown Holdings Inc	58,643	5,622,691
Packaging Corp of America	10,603	2,283,886
Sealed Air Corp	142,430	5,170,209
Sonoco Products Co	24,203	1,322,210
		15,086,081
Metals & Mining - 0.7%
Hecla Mining Co	149,342	996,111
Newmont Corp	22,789	1,218,072
Nucor Corp	45,792	6,884,369
Steel Dynamics Inc	38,524	4,857,106
Worthington Steel Inc	13,886	472,263
		14,427,921
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp	56,674	6,090,188
TOTAL MATERIALS		94,971,242

Real Estate - 2.9%
Health Care REITs - 0.2%
Healthpeak Properties Inc	132,475	3,029,703
Industrial REITs - 0.0%
First Industrial Realty Trust Inc	46,244	2,588,739
Office REITs - 0.0%
Cousins Properties Inc	49	1,445
Real Estate Management & Development - 0.3%
Zillow Group Inc Class A (b)	36,202	2,241,990
Zillow Group Inc Class C (b)	52,841	3,373,898
		5,615,888
Residential REITs - 0.4%
American Homes 4 Rent Class A	60,263	2,313,497
Equity Residential	46,746	3,480,707
Invitation Homes Inc	49,586	1,748,402
		7,542,606
Retail REITs - 0.4%
Brixmor Property Group Inc	196,918	5,486,135
Regency Centers Corp	18,756	1,354,746
		6,840,881
Specialized REITs - 1.6%
Crown Castle Inc	108,373	12,856,289
Equinix Inc	987	876,091
Gaming and Leisure Properties Inc	20,195	1,039,033
Lamar Advertising Co Class A	104	13,894
Public Storage Operating Co	30,880	11,236,306
VICI Properties Inc	153,785	5,122,578
		31,144,191
TOTAL REAL ESTATE		56,763,453

Utilities - 3.7%
Electric Utilities - 2.8%
Constellation Energy Corp	17,113	4,449,722
Duke Energy Corp	25,943	2,991,228
Edison International	34,945	3,043,360
Evergy Inc	110,305	6,840,013
Eversource Energy	42,564	2,896,480
Exelon Corp	120,213	4,874,637
NextEra Energy Inc	174,418	14,743,554
OGE Energy Corp	29,706	1,218,540
Otter Tail Corp (c)	3,901	304,901
PG&E Corp	354,215	7,002,831
Southern Co/The	16,248	1,465,245
Xcel Energy Inc	72,776	4,752,273
		54,582,784
Gas Utilities - 0.0%
UGI Corp	48,377	1,210,393
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The	236,194	4,738,052
Brookfield Renewable Corp Class A (United States)	8,182	267,224
Clearway Energy Inc Class A	14,477	412,160
Clearway Energy Inc Class C (c)	30,932	948,994
Vistra Corp	8,869	1,051,331
		7,417,761
Multi-Utilities - 0.5%
Black Hills Corp	36,115	2,207,349
CenterPoint Energy Inc	93,430	2,748,711
DTE Energy Co	14,688	1,886,085
Public Service Enterprise Group Inc	23,371	2,084,927
		8,927,072
TOTAL UTILITIES		72,138,010

TOTAL UNITED STATES		1,915,019,176
TOTAL COMMON STOCKS (Cost $1,674,309,911)		1,922,592,036

U.S. Treasury Obligations - 0.1%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/24/2024	5.25	340,000	338,974
US Treasury Bills 0% 10/31/2024 (e)	5.13	1,040,000	1,035,948
US Treasury Bills 0% 11/21/2024 (e)	5.09	370,000	367,574
US Treasury Bills 0% 11/29/2024 (e)	5.03	310,000	307,617
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,049,326)			2,050,113

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.89	16,529,576	16,532,882
Fidelity Securities Lending Cash Central Fund (f)(g)	4.89	5,541,222	5,541,776
TOTAL MONEY MARKET FUNDS (Cost $22,074,658)			22,074,658

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,698,433,895)	1,946,716,807
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(4,527,336)
NET ASSETS - 100.0%	1,942,189,471

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	50	Dec 2024	14,535,625	120,979	120,979

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $749,899.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	43,118,597	156,533,191	183,118,906	152,979	-	-	16,532,882	0.0%
Fidelity Securities Lending Cash Central Fund	9,990,301	35,465,124	39,913,649	1,640	-	-	5,541,776	0.0%
Total	53,108,898	191,998,315	223,032,555	154,619	-	-	22,074,658

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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